Earnings per share (Details) - shares shares in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Earnings per share
Issued common shares	90,515,140	85,545,875
Effect of shares issued	480,798
Weighted average number of common shares outstanding basic	90,515,140	86,026,673
Weighted average number of shares outstanding - diluted	90,515,140	86,026,673